Equity (Dividends Distributed to the Company's Shareholders) (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	Mar. 16, 2021	[1]
February 14, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	Mar. 14, 2018
Gross amount of the dividend distributed (in millions of $)	$ 70
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 69
Amount of the dividend per share (in dollar) | $ / shares	$ 0.05
May 9, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	Jun. 20, 2018
Gross amount of the dividend distributed (in millions of $)	$ 52
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 51
Amount of the dividend per share (in dollar) | $ / shares	$ 0.04
August 2, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	Sep. 04, 2018
Gross amount of the dividend distributed (in millions of $)	$ 56
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 56
Amount of the dividend per share (in dollar) | $ / shares	$ 0.04
November 7, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	Dec. 19, 2018
Gross amount of the dividend distributed (in millions of $)	$ 66
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 65
Amount of the dividend per share (in dollar) | $ / shares	$ 0.05
February 13, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	Mar. 13, 2019
Gross amount of the dividend distributed (in millions of $)	$ 62
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 61
Amount of the dividend per share (in dollar) | $ / shares	$ 0.05
May 10, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	Jun. 19, 2019
Gross amount of the dividend distributed (in millions of $)	$ 76
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 75
Amount of the dividend per share (in dollar) | $ / shares	$ 0.06
July 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	Sep. 24, 2019
Gross amount of the dividend distributed (in millions of $)	$ 74
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 73
Amount of the dividend per share (in dollar) | $ / shares	$ 0.06
October 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	Dec. 18, 2019
Gross amount of the dividend distributed (in millions of $)	$ 65
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 64
Amount of the dividend per share (in dollar) | $ / shares	$ 0.05
February 5, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	Mar. 18, 2020
Gross amount of the dividend distributed (in millions of $)	$ 23
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 23
Amount of the dividend per share (in dollar) | $ / shares	$ 0.02
May 7, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	Jun. 17, 2020
Gross amount of the dividend distributed (in millions of $)	$ 30
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 30
Amount of the dividend per share (in dollar) | $ / shares	$ 0.02
July 31, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	Sep. 16, 2020
Gross amount of the dividend distributed (in millions of $)	$ 36
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 36
Amount of the dividend per share (in dollar) | $ / shares	$ 0.03
November 6, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	Dec. 16, 2020
Gross amount of the dividend distributed (in millions of $)	$ 29
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 29
Amount of the dividend per share (in dollar) | $ / shares	$ 0.02
February 12, 2020 (after the reporting date) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Gross amount of the dividend distributed (in millions of $)	$ 34	[1]
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 34	[1]
Amount of the dividend per share (in dollar) | $ / shares	$ 0.03	[1]

[1]	The record date is March 3, 2021 and the payment date is March 16, 2021.